Tax matters - Changes in tax assets and liabilities (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	€ 23,210	€ 22,758	€ 23,258	€ 23,210
IFRS9 Adoption impact	680
(Charge)/Credit to income		(1,016)	215	241
Foreign currency balance translation differences and other items		(2,465)	(610)	(807)
(Charge)/Credit to asset and liability valuation adjustments		38	(92)	149
Acquisitions for the year (net)		(69)	(13)	(215)
Deferred tax assets - Balances at the end of the period		19,246	22,758	23,258
Deferred tax liabilities - Balances at the beginning of the period		(6,522)	(5,568)
Foreign currency balance translation differences and other items		851	92	(114)
(Charge)/Credit to asset and liability valuation adjustments		156	(366)	(315)
Acquisitions for the year (net)		(16)	0	62
Deferred tax liabilities - Balances at the end of the period		(5,933)	(6,522)	(5,568)
Balances at the beginning of the period	18,373	16,236	17,690	18,373
(Charge)/Credit to income		(1,418)	(465)	(123)
Foreign currency balance translation differences and other items		(1,614)	(518)	(921)
(Charge)/Credit to asset and liability valuation adjustments		194	(458)	(166)
Acquisitions for the year (net)		(85)	(13)	(153)
Balances at the end of the period		13,313	16,236	17,690
Deferred tax assets not recognized		9,800
Tax benefits not recognized		400
Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		11,233	10,866
Deferred tax assets - Balances at the end of the period		10,721	11,233	10,866
Tax losses and tax credits
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	4,457	3,427	4,276	4,457
IFRS9 Adoption impact	0
(Charge)/Credit to income		(2,065)	(301)	(128)
Foreign currency balance translation differences and other items		(266)	(548)	1
(Charge)/Credit to asset and liability valuation adjustments		0	0	0
Acquisitions for the year (net)		(3)	0	(54)
Deferred tax assets - Balances at the end of the period		1,093	3,427	4,276
Temporary differences
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	18,753	19,331	18,982	18,753
IFRS9 Adoption impact	680
(Charge)/Credit to income		1,049	516	369
Foreign currency balance translation differences and other items		(2,199)	(62)	(808)
(Charge)/Credit to asset and liability valuation adjustments		38	(92)	149
Acquisitions for the year (net)		(66)	(13)	(161)
Deferred tax assets - Balances at the end of the period		18,153	19,331	18,982
Deferred tax liabilities - Balances at the beginning of the period	(4,837)	(6,522)	(5,568)	(4,837)
IFRS9 Adoption impact	0
(Charge)/Credit to income		(402)	(680)	(364)
Foreign currency balance translation differences and other items		851	92	(114)
(Charge)/Credit to asset and liability valuation adjustments		156	(366)	(315)
Acquisitions for the year (net)		(16)	0	62
Deferred tax liabilities - Balances at the end of the period		(5,933)	(6,522)	(5,568)
Temporary differences | Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	11,046	11,233	10,866	11,046
IFRS9 Adoption impact	€ 273
(Charge)/Credit to income		613	427	391
Foreign currency balance translation differences and other items		(1,125)	(60)	(844)
(Charge)/Credit to asset and liability valuation adjustments		0	0	0
Acquisitions for the year (net)		0	0	0
Deferred tax assets - Balances at the end of the period		€ 10,721	€ 11,233	€ 10,866